SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

Investment in Hebei Yiyun

In January 2025, the Company entered into an equity purchase agreement with third parties (the “Sellers”) to acquire 100% of the shares of HLA Data Ltd., through which the Company obtained 51% equity interest of Yiyun Hongtu (Shanghai) Big Data Technology Co., Ltd. (Yiyun Hongtu), for either a cash consideration of RMB266.7 million or a share consideration of 67,654,188 the Company’s ordinary shares at the option of the Company, which is referred as Initial Purchase Price. The Initial Purchase Price should be paid prior to June 30, 2025.

The equity purchase agreement also prescribed two put options of the Sellers:

(1)	The Sellers have the option to sell all or partial of their remaining share interests in Yiyun Hongtu at the price calculated based on 10 times of the Hebei Yiyun’s (a subsidiary of Yiyun Hongtu) EBITDA with adjustments of certain other assets and liabilities, which is referred as the Second Transaction Price. The option is exercisable from June 30, 2026 to June 30, 2030 or from the date when the Hebei Yiyun meets a specific operation target specified in the equity purchase agreement, if earlier.
(2)	The Sellers have the option to sell all the remaining share interests in Yiyun Hongtu, at the price of RMB218.3 million deducting the Second Transaction Price paid if the option (1) was exercised, which is referred as the Third Transaction Price. The option is exercisable from January 1, 2028 to June 30, 2030.

The Company is still assessing the accounting impact of the transaction.

2030 Convertible Notes issuance

In March 2025, the Company issued US$430 million in aggregate principal amount of 2.50% convertible senior notes due 2030 (“2030 Convertible Notes”). The 2030 Convertible Notes will mature on April 1, 2030 unless earlier repurchased, redeemed or converted in accordance with the terms of the 2030 Convertible Notes prior to such date.

Holders of the Notes have the right to require the Company to repurchase all or part of their 2030 Convertible Notes in cash on April 3, 2028 or, subject to certain conditions, in the event of certain fundamental changes (as defined in the indenture of the 2030 Convertible Notes), at a repurchase price equal to 100% of the principal amount of the 2030 Convertible Notes to be repurchased, plus accrued and unpaid interest, if any, to, but excluding, the relevant repurchase date. In addition, on or after April 10, 2028, the Company may redeem all or part of the 2030 Convertible Notes for cash subject to certain conditions, at a redemption price equal to 100% of the principal amount of the 2030 Convertible Notes to be redeemed, plus accrued and unpaid interest, if any, to, but not including, the relevant optional redemption date. Furthermore, the Company may redeem all but not part of the 2030 Convertible Notes in the event of certain changes in the tax laws, at a redemption price equal to 100% of the principal amount of the 2030 Convertible Notes to be redeemed, plus accrued and unpaid interest, if any, to, but not including, the related redemption date.

Holders of the 2030 Convertible Notes may not convert the 2030 Convertible Notes at any time on or prior to the 40th day following the last date of the original issuance of the 2030 Convertible Notes (such date, the “Compliance Period End Date”). After the Compliance Period End Date and prior to the close of business on the business day immediately preceding October 1, 2029, the 2030 Convertible Notes will be convertible only if certain conditions are met. From and after October 1, 2029, holders of the 2030 Convertible Notes may convert their 2030 Convertible Notes at any time at their election until the close of business on the second scheduled trading day immediately preceding the maturity date. The Company will settle conversions by paying or delivering, as applicable, cash, the ADSs, at the Company’s election, subject to certain restrictions.

The 2030 Convertible Notes will initially be convertible at a conversion rate of 72.7273 ADSs per US$1,000 principal amount of 2030 Convertible Notes, which is equivalent to an initial conversion price of approximately US$13.75 per ADS and represents a conversion premium of approximately 25.0% above the Nasdaq closing price of the Company’s ADSs on March 12, 2025, which was US$11.00 per ADS. The initial conversion rate is subject to adjustment upon the occurrence of certain events. The Company is still assessing the accounting impact of the transaction.